FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2020
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate for instruments with similar characteristics and risk profiles, or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. Financial instruments classified as fair value through profit or loss or fair value through other comprehensive income are measured at fair value in the unaudited interim condensed consolidated statements of financial position, and changes in fair values are recognized in profit or loss or other comprehensive income, respectively.
The following table provides the details of financial instruments and their associated classifications as at June 30, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,138	$2,138
Accounts and other receivable, net (current and non-current)	—	—	4,745	4,745
Other assets (current and non-current) (1)	—	—	510	510
Financial assets (current and non-current) (2)	649	4,873	813	6,335
Total	$649	$4,873	$8,206	$13,728
Financial liabilities
Accounts payable and other (current and non-current) (3)	$444	$362	$8,570	$9,376
Borrowings (current and non-current)	—	—	22,455	22,455
Total	$444	$362	$31,025	$31,831
____________________________________

(1)	Excludes prepayments and other assets of $959 million.

(2)	Refer to Hedging Activities in Note 4(a) below.

(3)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,073 million.

Included in cash and cash equivalents as at June 30, 2020 is $1,772 million of cash (December 31, 2019: $1,570 million) and $366 million of cash equivalents (December 31, 2019: $416 million).
The fair value of all financial assets and liabilities as at June 30, 2020 were consistent with carrying value, with the exception of the borrowings at Altera Infrastructure L.P. (“Altera”), where fair value determined using Level 1 and Level 2 inputs resulted in a fair value of $2,689 million (December 31, 2019: $2,787 million) versus a carrying value of $2,696 million (December 31, 2019: $2,767 million).
Included in financial assets as at June 30, 2020 is $607 million (December 31, 2019: $264 million) of equity instruments designated as measured at fair value through other comprehensive income. The remaining balance of instruments designated as measured at fair value through other comprehensive income relates primarily to corporate and government bonds.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts and other receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (3) (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
____________________________________

(1)	Excludes prepayments, subrogation recoverable and other assets of $1,215 million.

(2)	Refer to Hedging Activities in Note 4(a) below.

(3)	Total financial assets include $3,832 million of assets pledged as collateral.

(4)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $6,913 million.

(a)	Hedging activities

Net Investment Hedges
The partnership uses foreign exchange contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2020, pre-tax net loss of $50 million and net gain $269 million (June 30, 2019: pre-tax net loss of $61 million and $75 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2020, there was a derivative asset balance of $94 million (December 31, 2019: $13 million) and derivative liability balance of $10 million (December 31, 2019: $35 million) relating to derivative contracts designated as net investment hedges.
Cash Flow Hedges
The partnership uses commodity swap contracts to hedge the sale price of its gas contracts, purchase price of decant oil, lead, polypropylene, tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the three and six months ended June 30, 2020, pre-tax net loss of $nil and $262 million (June 30, 2019: pre-tax net loss of $87 million and $49 million) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2020, there was a derivative asset balance of $40 million (December 31, 2019: $22 million) and derivative liability balance of $352 million (December 31, 2019: $123 million) relating to the derivative contracts designated as cash flow hedges.
Other derivative instruments are measured at fair value, with changes in fair value recognized in the consolidated statements of operating results.
Fair value hierarchical levels - financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $418 million (December 31, 2019: $287 million) of financial assets and $14 million (December 31, 2019: $36 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates of what market participants would use in pricing the asset or liability at the measurement date.
There were no transfers between levels during the three and six months ended June 30, 2020. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2020 and December 31, 2019:

	June 30, 2020			December 31, 2019
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$367	$—	$116	$255	$—	$—
Corporate and government bonds	—	3,720	—	—	3,914	—
Derivative assets	10	258	—	4	234	—
Other financial assets (1)	337	412	302	401	400	287
Total	$714	$4,390	$418	$660	$4,548	$287
Financial liabilities
Derivative liabilities	$7	$785	$—	$18	$489	$—
Other financial liabilities	—	—	14	—	—	36
Total	$7	$785	$14	$18	$489	$36
____________________________________

(1)
Other financial assets include secured debentures to homebuilding companies, asset-backed securities and preferred shares in our business services segment. Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures to homebuilding companies.

The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as at June 30, 2020 and December 31, 2019:

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Balance at beginning of year	$251	$230
Fair value change recorded in net income	3	8
Fair value change recorded in other comprehensive income	(12)	—
Net additions (disposals)	162	13
Balance at end of period	$404	$251

(b)	Offsetting of financial assets and liabilities
Financial assets and liabilities are offset with the net amount reported in the unaudited interim condensed consolidated statements of financial position where the partnership currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As at June 30, 2020, $50 million gross, of financial assets (December 31, 2019: $1 million) and $58 million gross, of financial liabilities (December 31, 2019: $3 million) were offset in the unaudited interim condensed consolidated statements of financial position.